Average Annual Total Returns - Allspring Taxable Fixed Income Funds - Classes A, C, R6, Administrator and Institutional - Core Bond Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		2.18%	(1.54%)	1.30%
Performance Inception Date	Oct. 31, 2001
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.51%	(2.73%)	0.11%
Performance Inception Date	Oct. 31, 2001
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.27%	(1.66%)	0.50%
Performance Inception Date	Oct. 31, 2001
Class C
Prospectus [Line Items]
Average Annual Return, Percent		5.15%	(1.39%)	1.16%
Performance Inception Date	Oct. 31, 2001
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		7.39%	(0.26%)	2.17%
Performance Inception Date	Nov. 30, 2012
Administrator Class
Prospectus [Line Items]
Average Annual Return, Percent		7.14%	(0.57%)	1.84%
Performance Inception Date	Jun. 30, 1997
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		7.33%	(0.31%)	2.12%
Performance Inception Date	Oct. 31, 2001